Financial and Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Schedule of Financial and Other Assets

(CAD$ in millions)	December 31, 2021	December 31, 2020
Long-term receivables and deposits	$322	$289
Marketable equity and debt securities carried at fair value	178	178
Pension plans in a net asset position (Note 22(a))	449	301
Derivative assets	63	77
Long-term portion of inventories (Note 12)	126	84
Finite life intangibles	395	309
Other	38	31
	$1,571	$1,269